Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax effect of temporary differences (CHF)
Compensation and benefits	2,373,000,000	2,113,000,000
Loans	231,000,000	363,000,000
Investment securities	882,000,000	1,651,000,000
Provisions	1,658,000,000	1,874,000,000
Derivatives	121,000,000	143,000,000
Real estate	277,000,000	240,000,000
Net operating loss carry-forwards	6,232,000,000	4,433,000,000
Other	99,000,000	189,000,000
Gross deferred tax assets before valuation allowance	11,873,000,000	11,006,000,000
Less valuation allowance	(4,107,000,000)	(2,705,000,000)	(2,554,000,000)
Gross deferred tax assets net of valuation allowance	7,766,000,000	8,301,000,000
Compensation and benefits	(164,000,000)	(422,000,000)
Loans	(40,000,000)	(109,000,000)
Investment securities	(619,000,000)	(1,099,000,000)
Provisions	(448,000,000)	(397,000,000)
Business combinations	(1,000,000)	0
Derivatives	(168,000,000)	(193,000,000)
Leasing	(23,000,000)	(53,000,000)
Real estate	(62,000,000)	(76,000,000)
Other	(211,000,000)	(161,000,000)
Gross deferred tax liabilities	(1,736,000,000)	(2,510,000,000)
Net deferred tax assets	6,030,000,000	5,791,000,000
Net deferred tax assets change	239,000,000
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	460,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	447,000,000
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	(654,000,000)
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	48,000,000
Due to expire within 2 to 5 years	12,881,000,000
Due to expire within 6 to 10 years	2,431,000,000
Due to expire within 11 to 20 years	3,756,000,000
Amount due to expire	19,116,000,000
Amount not due to expire	15,475,000,000
Total net operating loss carry-forwards	34,591,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,705,000,000	2,554,000,000	2,690,000,000
Net changes	1,402,000,000	151,000,000	(136,000,000)
Balance at end of period	4,107,000,000	2,705,000,000	2,554,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	505,000,000	483,000,000	597,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(70,000,000)	(24,000,000)	41,000,000
Tax benefits in respect of tax on dividend equivalent payments	1,000,000	22,000,000	12,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100,000,000	900,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	229,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	423,000,000	420,000,000	373,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	2,000,000	4,000,000	33,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(47,000,000)	(8,000,000)	(58,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39,000,000	46,000,000	39,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10,000,000)	0	(4,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(24,000,000)	(5,000,000)	(43,000,000)
Other (including foreign currency translation)	6,000,000	(34,000,000)	80,000,000
Balance at end of period	389,000,000	423,000,000	420,000,000
of which, if recognized, would affect the effective tax rate	389,000,000	417,000,000	414,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations			13,000,000
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(16,000,000)	(7,000,000)
Interest and penalties recognized in the consolidated balance sheets	86,000,000	69,000,000	69,000,000
UK
Movements in the valuation allowance (CHF)
Net changes	662,000,000
US, UK and Switzerland
Tax effect of temporary differences (CHF)
Less valuation allowance	(3,184,000,000)	(1,713,000,000)
Net deferred tax assets	5,592,000,000	5,732,000,000
Movements in the valuation allowance (CHF)
Balance at end of period	3,184,000,000	1,713,000,000
Spain and Switzerland
Tax effect of temporary differences (CHF)
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	799,000,000
New York
Tax effect of temporary differences (CHF)
Write-down of net deferred tax assets as a result of changes to corporation tax rates	(151,000,000)
Bank
Tax effect of temporary differences (CHF)
Compensation and benefits	2,361,000,000	2,106,000,000
Loans	231,000,000	363,000,000
Investment securities	882,000,000	1,651,000,000
Provisions	1,658,000,000	1,874,000,000
Derivatives	119,000,000	136,000,000
Real estate	277,000,000	240,000,000
Net operating loss carry-forwards	6,232,000,000	4,432,000,000
Other	95,000,000	186,000,000
Gross deferred tax assets before valuation allowance	11,855,000,000	10,988,000,000
Less valuation allowance	(4,107,000,000)	(2,704,000,000)	(2,550,000,000)
Gross deferred tax assets net of valuation allowance	7,748,000,000	8,284,000,000
Compensation and benefits	(164,000,000)	(120,000,000)
Loans	(40,000,000)	(109,000,000)
Investment securities	(611,000,000)	(1,089,000,000)
Provisions	(447,000,000)	(396,000,000)
Business combinations	(1,000,000)	0
Derivatives	(168,000,000)	(193,000,000)
Leasing	(23,000,000)	(53,000,000)
Real estate	(62,000,000)	(75,000,000)
Other	(201,000,000)	(153,000,000)
Gross deferred tax liabilities	(1,717,000,000)	(2,188,000,000)
Net deferred tax assets	6,031,000,000	6,096,000,000
Net deferred tax assets change	(65,000,000)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	90,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	447,000,000
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	(588,000,000)
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	48,000,000
Due to expire within 2 to 5 years	12,881,000,000
Due to expire within 6 to 10 years	2,428,000,000
Due to expire within 11 to 20 years	3,756,000,000
Amount due to expire	19,113,000,000
Amount not due to expire	15,475,000,000
Total net operating loss carry-forwards	34,588,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,704,000,000	2,550,000,000	2,689,000,000
Net changes	1,403,000,000	154,000,000	(139,000,000)
Balance at end of period	4,107,000,000	2,704,000,000	2,550,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	506,000,000	481,000,000	596,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(69,000,000)	(24,000,000)	30,000,000
Tax benefits in respect of tax on dividend equivalent payments	1,000,000	22,000,000	12,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100,000,000	900,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	229,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	416,000,000	416,000,000	370,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	2,000,000	4,000,000	33,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(47,000,000)	(8,000,000)	(58,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	37,000,000	43,000,000	38,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10,000,000)	0	(4,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(24,000,000)	(5,000,000)	(43,000,000)
Other (including foreign currency translation)	8,000,000	(34,000,000)	80,000,000
Balance at end of period	382,000,000	416,000,000	416,000,000
of which, if recognized, would affect the effective tax rate	382,000,000	410,000,000	410,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations			13,000,000
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(21,000,000)	(6,000,000)
Interest and penalties recognized in the consolidated balance sheets	85,000,000	64,000,000	64,000,000
Bank | UK
Movements in the valuation allowance (CHF)
Net changes	662,000,000
Bank | Spain and Switzerland
Tax effect of temporary differences (CHF)
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	799,000,000
Bank | New York
Tax effect of temporary differences (CHF)
Write-down of net deferred tax assets as a result of changes to corporation tax rates	(151,000,000)